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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Vertical Group, L.P.
                 -------------------------------
   Address:      25 DeForest Avenue
                 -------------------------------
                 Summit, NJ  07901
                 -------------------------------

Form 13F File Number: 28-10845
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John E. Runnells
         -------------------------------
Title:   Partner
         -------------------------------
Phone:   (908) 277-3737
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ John E. Runnells          Summit, New Jersey    August 8, 2008
   -------------------------------   -------------------   --------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   18
                                        --------------------

Form 13F Information Table Value Total: $            111,696
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      None

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                          FORM 13F INFORMATIONAL TABLE

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

      COLUMN 1            COLUMN   2      COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7           COLUMN 8

   NAME OF ISSUER         TITLE OF CLASS   CUSIP      VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
                                                     (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
Allscripts Healthcare     COM             01988P108     7,508    605,000  SH            SOLE       N/A       605,000
Alsius Corp.              COM             465707107       430    409,480  SH            SOLE       N/A       409,480
Am. Med. Systems          COM             02744M108    15,021  1,004,754  SH            SOLE       N/A     1,004,754
Celgene Corporation       COM             151020104     9,581    150,000  SH            SOLE       N/A       150,000
Conceptus                 COM             206016107     8,123    439,300  SH            SOLE       N/A       439,300
Endocare Inc.             COM             29264P104     1,181    234,721  SH            SOLE       N/A       234,721
Endologix                 COM             29266S106     1,532    663,333  SH            SOLE       N/A       663,333
EV3 Inc.                  COM             26928A200    35,711  3,767,024  SH            SOLE       N/A     3,767,024
Health Grades             COM             42218Q102     3,889    866,252  SH            SOLE       N/A       866,252
Johnson & Johnson         COM             478160104     6,266     97,388  SH            SOLE       N/A        97,388
McKesson                  COM             58155Q103     1,927     34,474  SH            SOLE       N/A        34,474
Micrus Endovascular       COM             59518V102     5,813    414,600  SH            SOLE       N/A       414,600
Nortel Networks           COM             656568102        49      5,999  SH            SOLE       N/A         5,999
Omrix Biopharmaceuticals  COM             681989109     8,084    513,600  SH            SOLE       N/A       513,600
Orthologic                COM             68750J107        20     20,000  SH            SOLE       N/A        20,000
SenoRx                    COM             81724W104     2,817    363,500  SH            SOLE       N/A       363,500
Westell Technologies      CLA             957541105        14     10,000  SH            SOLE       N/A        10,000
Zix Corp.                 COM             98974P100     3,730  1,341,810  SH            SOLE       N/A     1,341,810
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